Consolidated statement of financial position of Aegon Ltd. - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	€ 3,469	€ 4,074
Assets held for sale / disposal groups	0	432
Investments	293,716	266,382
Derivatives	771	1,429
Investments in joint ventures	1,503	1,430
Investments in associates	3,122	2,906
Reinsurance contract assets	16,021	16,608
Insurance contract assets	125	185
Defined benefit assets	110	103
Reimbursement rights	9	20
Deferred tax assets	2,439	2,350
Deferred expenses	490	447
Other assets and receivables	5,040	4,712
Intangible assets	575	504
Total assets	327,390	301,581
Financial fixed assets
Cash and cash equivalents	3,469	4,074
Total assets	327,390	301,581
Equity and liabilities
Shareholders' Equity	7,215	7,475
Other equity instruments	1,972	1,951
Issued capital and reserves attributable to owners of Aegon Ltd.	9,187	9,426
Non-controlling interests	126	129
Group equity	9,313	9,554
Subordinated borrowings	1,653	2,244
Trust pass-through securities	113	111
Reinsurance contract liabilities	303	608
Insurance contract liabilities	188,359	177,446
Investment contract liabilities with discretionary participating features	22,332	21,594
Investment contracts without discretionary participating features	91,669	75,266
Derivatives	2,435	2,479
Borrowings	3,013	2,356
Provisions	98	83
Deferred gains	6	6
Deferred tax liabilities	64	57
Liabilities held for sale / disposal groups	0	389
Other liabilities	7,124	8,390
Accruals	332	328
Total liabilities	318,077	292,026
Total equity and liabilities	327,390	301,581
Shareholders' equity
Share capital	241	265
Group equity	9,313	9,554
Other equity instruments	1,972	1,951
Subordinated borrowings	1,653	2,244
Provisions [abstract]
Deferred tax liability	64	57
Defined benefit liabilities	576	669
Other non-current liabilities	194	180
Other current liabilities	6,930	8,210
Total liabilities	318,077	292,026
Total equity and liabilities	327,390	301,581
Aegon Ltd. [member]
Assets
Cash and cash equivalents	1,888	2,304
Reimbursement rights	5
Total assets	11,073	11,900
Financial fixed assets
Shares in group companies	8,653	8,536
Loans to group companies	330	780
Other non-current assets	40	0
Non-current assets	9,023	9,316
Receivables from group companies	20	138
Other receivables	106	77
Other current assets	32	48
Accrued interest and rent	4	18
Receivables	162	281
Cash and cash equivalents	1,888	2,304
Total assets	11,073	11,900
Equity and liabilities
Other equity instruments	1,972	1,951
Group equity	7,215	7,475
Subordinated borrowings	770	1,418
Borrowings	781	745
Deferred tax liabilities	12	3
Total liabilities	1,886	2,475
Total equity and liabilities	11,073	11,900
Shareholders' equity
Share capital	241	265
Share premium	6,853	6,853
Revaluation account	(3,696)	(3,760)
Legal reserves – foreign currency translation reserve	999	474
Legal reserves in respect of group companies	1,367	1,134
Retained earnings, including treasury shares	1,835	3,693
Remeasurement of defined benefit plans of group companies	(1,072)	(1,006)
Net result	688	(179)
Group equity	7,215	7,475
Other equity instruments	1,972	1,951
Total equity	9,187	9,426
Subordinated borrowings	770	1,418
Provisions [abstract]
Deferred tax liability	12	3
Total deferred tax liability	12	3
Long-term borrowings	781	745
Defined benefit liabilities	53	0
Other non-current liabilities	26	0
Non-current liabilities	1,629	2,163
Loans from group companies	4	4
Payables to group companies	70	73
Other current liabilities	159	202
Accruals and deferred income	12	30
Current liabilities	245	309
Total liabilities	1,886	2,475
Total equity and liabilities	€ 11,073	€ 11,900